INTEREST AND FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2022
INTEREST AND FINANCE COSTS, NET [Abstract]
INTEREST AND FINANCE COSTS, NET

22.   INTEREST AND FINANCE COSTS, NET

	Years ended December 31,
	2022	2021
Interest income	$1,851	$1,846
Interest expense	(8,885)	(10,246)
Bank stand-by and commitment fees	(193)	(69)
Accretion expense	(2,364)	(1,451)
Lease Liabilities	(2,466)	(2,348)
Loss on extinguishment of credit facility	-	(595)
	$(12,057)	$(12,863)